Intangible assets and goodwill - Summary of Intangible Assets, Goodwill And Trademarks (Details) - USD ($) $ in Thousands	Jun. 30, 2024		Dec. 31, 2023
Intangible Assets [Abstract]
Intangible assets	$ 1,418,135		$ 1,368,259
Goodwill and trademarks	47,767		50,448
Total	$ 1,465,902	[1]	$ 1,418,707

[1]	Refer to Note 18 - Restatement of prior period unaudited interim financial statements for reconciliations between originally reported and as revised amounts.